Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Central Index Key	dei_EntityCentralIndexKey	0000790558
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAGOX
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBGOX
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HISCX
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBSGX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAUSX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBUSX

HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND
HARTFORD GROWTH OPPORTUNITIES HLS FUND
INVESTMENT GOAL.
The Fund seeks capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD GROWTH OPPORTUNITIES HLS FUND (USD $)	IA	IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses HARTFORD GROWTH OPPORTUNITIES HLS FUND	IA	IB
Management fees	0.61%	0.61%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.66%	0.91%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example HARTFORD GROWTH OPPORTUNITIES HLS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IA	67	211	368	822
IB	93	290	504	1,120

Expense Example, No Redemption HARTFORD GROWTH OPPORTUNITIES HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	67	211	368	822
IB	93	290	504	1,120

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the sub-adviser, Wellington Management
Company, LLP ("Wellington Management"), believes have superior growth potential with a focus on mid to large capitalization stocks.  The Fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.  The Fund may trade securities actively.  Wellington Management uses fundamental analysis to identify companies with accelerating operating characteristics for purchase.
MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors'
perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Mid-Cap Stock Risk - Mid capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.80% (2nd quarter, 2003) Lowest -25.44% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of two broad-based market indices.  Returns prior to the inception date of Class IB shares reflect returns of Class IA shares adjusted to reflect Class IB expenses.  For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns HARTFORD GROWTH OPPORTUNITIES HLS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	(8.87%)	(0.44%)	4.51%
IB	Class IB	(9.10%)	(0.69%)	4.25%
Russell 3000 Growth Index	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	2.74%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD GROWTH OPPORTUNITIES HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and
		expenses.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that the sub-adviser, Wellington Management
Company, LLP ("Wellington Management"), believes have superior growth potential with a focus on mid to large capitalization stocks.  The Fund may invest up to 25% of its total assets in foreign issuers and non-dollar securities.  The Fund may trade securities actively.  Wellington Management uses fundamental analysis to identify companies with accelerating operating
		characteristics for purchase.
Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Growth Orientation Risk -  If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors'
perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Mid-Cap Stock Risk - Mid capitalization stocks may be more risky than stocks of larger companies.  These companies may be young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may
		be applied at the contract or plan level were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have
		the same expenses.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 20.80% (2nd quarter, 2003) Lowest -25.44% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of two broad-based market indices.  Returns prior to the inception date of Class IB shares reflect returns of Class IA shares adjusted to reflect Class IB expenses.  For more information regarding
		returns see the "Performance Notes" section in the Fund's prospectus.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/11
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | Russell 3000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	822
Annual Return 2002	rr_AnnualReturn2002	(27.65%)
Annual Return 2003	rr_AnnualReturn2003	43.79%
Annual Return 2004	rr_AnnualReturn2004	17.18%
Annual Return 2005	rr_AnnualReturn2005	16.31%
Annual Return 2006	rr_AnnualReturn2006	12.05%
Annual Return 2007	rr_AnnualReturn2007	29.65%
Annual Return 2008	rr_AnnualReturn2008	(45.66%)
Annual Return 2009	rr_AnnualReturn2009	29.61%
Annual Return 2010	rr_AnnualReturn2010	17.56%
Annual Return 2011	rr_AnnualReturn2011	(8.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
HARTFORD GROWTH OPPORTUNITIES HLS FUND (Prospectus Summary) | HARTFORD GROWTH OPPORTUNITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%

HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND
HARTFORD SMALLCAP GROWTH HLS FUND
INVESTMENT GOAL.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD SMALLCAP GROWTH HLS FUND (USD $)	IA	IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses HARTFORD SMALLCAP GROWTH HLS FUND	IA	IB
Management fees	0.62%	0.62%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.67%	0.92%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example HARTFORD SMALLCAP GROWTH HLS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IA	68	214	373	835
IB	94	293	509	1,131

Expense Example, No Redemption HARTFORD SMALLCAP GROWTH HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	68	214	373	835
IB	94	293	509	1,131

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the
Fund's portfolio turnover rate was 62% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its goal by investing primarily in common stocks of small capitalization companies that the Fund's sub-adviser, Wellington Management
Company, LLP ("Wellington Management"), believes have superior growth potential.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies.  The Fund may invest up to
20% of its total assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The Fund employs a multi-portfolio manager structure whereby portions of the Fund's cash flows are allocated among different portfolio management teams who employ distinct investment styles intended to complement one another.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap
600 Indices. As of December 31, 2011, this range was approximately $23 million to $3.7 billion.
MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Growth Orientation Risk -  If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors'
perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when a portion of the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 25.26% (2nd quarter, 2003) Lowest -26.21% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  Returns prior to the inception date of
Class IB shares reflect returns of Class IA shares adjusted to reflect
Class IB expenses.  For more information regarding returns see the
"Performance Notes" section in the Fund's prospectus.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns HARTFORD SMALLCAP GROWTH HLS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	1.42%	2.87%	5.35%
IB	Class IB	1.17%	2.61%	5.10%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD SMALLCAP GROWTH HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and
		expenses.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the
		Fund's portfolio turnover rate was 62% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks its goal by investing primarily in common stocks of small capitalization companies that the Fund's sub-adviser, Wellington Management
Company, LLP ("Wellington Management"), believes have superior growth potential.
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies.  The Fund may invest up to
20% of its total assets in securities of foreign issuers and non-dollar securities, and may trade securities actively.  The Fund employs a multi-portfolio manager structure whereby portions of the Fund's cash flows are allocated among different portfolio management teams who employ distinct investment styles intended to complement one another.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap
600 Indices. As of December 31, 2011, this range was approximately $23 million
		to $3.7 billion.
Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Growth Orientation Risk -  If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors'
perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Include the Fund's performance when a portion of the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may
		be applied at the contract or plan level were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have
		the same expenses.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 25.26% (2nd quarter, 2003) Lowest -26.21% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of a broad-based market index.  Returns prior to the inception date of
Class IB shares reflect returns of Class IA shares adjusted to reflect
Class IB expenses.  For more information regarding returns see the
		"Performance Notes" section in the Fund's prospectus.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/11
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	835
Annual Return 2002	rr_AnnualReturn2002	(28.83%)
Annual Return 2003	rr_AnnualReturn2003	50.06%
Annual Return 2004	rr_AnnualReturn2004	15.43%
Annual Return 2005	rr_AnnualReturn2005	11.02%
Annual Return 2006	rr_AnnualReturn2006	6.86%
Annual Return 2007	rr_AnnualReturn2007	(1.84%)
Annual Return 2008	rr_AnnualReturn2008	(37.42%)
Annual Return 2009	rr_AnnualReturn2009	35.39%
Annual Return 2010	rr_AnnualReturn2010	36.56%
Annual Return 2011	rr_AnnualReturn2011	1.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
HARTFORD SMALLCAP GROWTH HLS FUND (Prospectus Summary) | HARTFORD SMALLCAP GROWTH HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	293
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	509
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.10%

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
INVESTMENT GOAL.
The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (USD $)	IA	IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND	IA	IB
Management fees	0.45%	0.45%
Distribution and service (12b-1) fees	none	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.48%	0.73%

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
IA	49	154	269	604
IB	75	233	406	906

Expense Example, No Redemption HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
IA	49	154	269	604
IB	75	233	406	906

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 426% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its goal by investing in
securities that Wellington Management Company, LLP ("Wellington Management")
considers to be attractive from a total return perspective while providing current income.  The Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The Fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities.  The Fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.  The Fund may also invest up to 20% of its net assets in securities issued or guaranteed by the governments of, or agencies or instrumentalities of the governments of, Canada, France, Germany, Italy, Japan, or the United Kingdom, provided that if such securities are denominated in currencies other than the U.S. dollar the currency exposure is hedged back to
U.S. dollars.  The Fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.  The Fund may utilize reverse repurchase transactions.  The Fund may also utilize derivatives, including futures contracts and options, to manage portfolio risk or for other investment purposes. The Fund may trade securities actively.
MAIN RISKS.
The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Reflect the Fund's performance when the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 5.23% (3rd quarter, 2002) Lowest -2.19% (2nd quarter, 2004)
AVERAGE ANNUAL TOTAL RETURNS.
The table below shows returns for the Fund over time compared to those of a broad-based market index.  Returns prior to the inception date of
Class IB shares reflect returns of Class IA shares adjusted to reflect
Class IB expenses.  For more information regarding returns see the
"Performance Notes" section in the Fund's prospectus.
Average annual total returns for periods ending 12/31/11
Average Annual Total Returns HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
IA	Class IA	4.87%	3.14%	3.59%
IB	Class IB	4.61%	2.88%	3.33%
Barclays Capital Intermediate Government Bond Index	Barclays Capital Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)	6.08%	5.86%	4.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified employee benefit plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and
		expenses.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio
		turnover rate was 426% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	426.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that:

o          Your investment has a 5% return each year

o          The Fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your
		shares at the end of each time period indicated:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks its goal by investing in
securities that Wellington Management Company, LLP ("Wellington Management")
considers to be attractive from a total return perspective while providing current income.  The Fund normally invests at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The Fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies or instrumentalities.  The Fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies.  The Fund may also invest up to 20% of its net assets in securities issued or guaranteed by the governments of, or agencies or instrumentalities of the governments of, Canada, France, Germany, Italy, Japan, or the United Kingdom, provided that if such securities are denominated in currencies other than the U.S. dollar the currency exposure is hedged back to
U.S. dollars.  The Fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.  The Fund may utilize reverse repurchase transactions.  The Fund may also utilize derivatives, including futures contracts and options, to manage portfolio risk or for other
		investment purposes. The Fund may trade securities actively.
Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock	The primary risks of investing in the Fund are described below.
When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional
Information Regarding Risks and Investment Strategies" in the Fund's prospectus.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, "prepayment risk"
(the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Active Trading Risk - Active trading could increase the Fund's transaction costs
(thus affecting performance).

The Fund is subject to certain other risks, which are described elsewhere in
		this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The performance information below indicates the risks of
investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at
www.hartfordinvestor.com.  The returns:

o          Assume reinvestment of all dividends and distributions

o          Reflect the Fund's performance when the Fund's portfolio was managed by a previous sub-adviser

o          Would be lower for periods when fee waivers were in place

o          Would be lower if the effect of sales charges or other fees that may
		be applied at the contract or plan level were included.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart:

o          Shows how the Fund's total return has varied from year to year

o          Shows the returns of the Fund's Class IA shares.  Because all of the
Fund's shares are invested in the same portfolio of securities, returns for the
Fund's Class IB shares differ only to the extent that the classes do not have
		the same expenses.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 5.23% (3rd quarter, 2002) Lowest -2.19% (2nd quarter, 2004)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of a broad-based market index.  Returns prior to the inception date of
Class IB shares reflect returns of Class IA shares adjusted to reflect
Class IB expenses.  For more information regarding returns see the
		"Performance Notes" section in the Fund's prospectus.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/11
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | Barclays Capital Intermediate Government Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.89%
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IA
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	604
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	49
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	154
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	269
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	604
Annual Return 2002	rr_AnnualReturn2002	10.73%
Annual Return 2003	rr_AnnualReturn2003	2.15%
Annual Return 2004	rr_AnnualReturn2004	2.07%
Annual Return 2005	rr_AnnualReturn2005	1.55%
Annual Return 2006	rr_AnnualReturn2006	4.01%
Annual Return 2007	rr_AnnualReturn2007	4.38%
Annual Return 2008	rr_AnnualReturn2008	(0.64%)
Annual Return 2009	rr_AnnualReturn2009	3.38%
Annual Return 2010	rr_AnnualReturn2010	3.79%
Annual Return 2011	rr_AnnualReturn2011	4.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IA
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.59%
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (Prospectus Summary) | HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IB
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.33%